Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Summary of significant accounting policies
Schedule of fair value of the Company's derivative liabilities

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability	Total
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000
Reclassification to APIC due to note settlements, exchanges or conversions	(1,652,000)	(39,000)	(1,691,000)
Change in fair value	(1,088,000)	(683,000)	(1,771,000)
Balance at February 29, 2020 (unaudited)	$112,000	$182,000	$294,000

	March 2019	March 2019
	Conversion	Warrant
	Feature	Liability
	(unaudited)	(unaudited)
Risk free rate	0.66%	0.89%
Market price per share	$7.33	$7.33
Life of instrument in years	0.54	4.03
Volatility	83%	102%
Dividend yield	0%	0%

	Conversion	Warrant
	Features	Liability	Total
Balance at August 31, 2018	$—	$—	$—
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)	—	(13,000)
Change in fair value	444,000	(3,013,000)	(2,569,000)
Balance at August 31, 2019	$2,852,000	$904,000	$3,756,000

Schedule of weighted average dilutive common shares

	For the Three	For the Three
	Months	Months
	Ended	Ended
	February 29,	February 28,
	2020	2019

Options	43,406	36,896
Senior Secured Convertible Notes (Note 4)	298,954	118,495
Warrants	131,558	87,783
Total potentially dilutive shares	473,918	243,174

	For the year	For the year
	ended	ended
	August 31,	August 31,
	2019	2018
Options	50,749	33,594
Senior Secured Convertible Notes (Note 9)	491,868	100,402
Warrants	107,410	94,470
Total potentially dilutive shares	650,027	228,466

Schedule of revision on line items in financial statements

	August 31, 2018
	As Previously
	Reported	Adjustments	As Restated
Convertible note, net	$7,156,000	(985,000)	$6,171,000
Additional Paid-In Capital	17,234,000	1,231,000	18,465,000
Accumulated deficit	(25,977,000)	(246,000)	(26,223,000)
Net Loss	$(16,577,000)	(246,000)	$(16,823,000)
Net loss per share – Basic and diluted	$(23.02)	—	$(23.36)